SIGNIFICANT ACCOUNTING POLICIES (Schedule of Cumulative Balance Sheet Adjustments - Adoption of Topic 606) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred revenue, short term	$ 13,855	$ 11,059	$ 11,370
Deferred revenue, long term	4,247	3,803	3,878
Trade receivables	26,093	23,063	22,737
Accumulated deficit	(131,950)	121,535	$ (122,247)
Adjustments [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred revenue, short term		(311)
Deferred revenue, long term		(75)
Trade receivables		326
Accumulated deficit		$ (712)
Amounts under Topic 605 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred revenue, short term	14,152
Deferred revenue, long term	4,264
Trade receivables	25,603
Accumulated deficit	132,754
Impact of Adoption [Member] | Accounting Standards Update 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred revenue, short term	(297)
Deferred revenue, long term	(17)
Trade receivables	490
Accumulated deficit	(804)
As reported [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred revenue, short term	13,855
Deferred revenue, long term	4,247
Trade receivables	26,093
Accumulated deficit	$ 131,950